Provisions, income tax liabilities and other liabilities - Expected Timing of Benefit Payments under Pension and Other Post-employment Benefit Plans (Details) € in Millions	Dec. 31, 2021 EUR (€)
2022
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	€ 566
2023
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	538
2024
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	553
2025
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	568
2026
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	572
2027 to 2029
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	3,086
France | 2022
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	93
France | 2023
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	65
France | 2024
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	72
France | 2025
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	76
France | 2026
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	77
France | 2027 to 2029
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	487
Germany | 2022
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	186
Germany | 2023
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	189
Germany | 2024
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	194
Germany | 2025
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	197
Germany | 2026
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	199
Germany | 2027 to 2029
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	992
USA | 2022
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	106
USA | 2023
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	98
USA | 2024
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	97
USA | 2025
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	99
USA | 2026
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	92
USA | 2027 to 2029
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	469
UK | 2022
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	126
UK | 2023
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	130
UK | 2024
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	134
UK | 2025
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	139
UK | 2026
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	143
UK | 2027 to 2029
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	788
Other | 2022
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	55
Other | 2023
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	56
Other | 2024
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	56
Other | 2025
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	57
Other | 2026
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	61
Other | 2027 to 2029
Disclosure of defined benefit plans [line items]
Estimated future benefit payments under pension and other post-employment benefit plans	€ 350